Submission	Jun. 06, 2025
Submission [Line Items]
Central Index Key	0000927971
Registrant Name	BANK OF MONTREAL /CAN/
Registration File Number	333-285508
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES